A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2025

Investment Fund (a)	Geographic Focus	Cost	Fair Value		% of Members’ Capital		Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Alyeska Fund, L.P.	US/Canada	$6,494,877	$	8,085,697	9.93	%	12/1/2022	Monthly	90 days	3/31/2025		$8,085,697
Anomaly Capital, L.P.	Global	7,500,000		7,932,989	9.75		8/1/2023	Custom Quarterly Dates	60 days	4/30/2025	(d),(e)	$1,394,042
Aventail Energy Fund, LP	US/Canada	3,108,861		3,124,125	3.84		8/1/2022	Quarterly	45 days	3/31/2025		$3,124,125
Averill Partners L.P.	US/Canada	2,989,589		3,500,625	4.30		5/1/2021	Quarterly	60 days	3/31/2025	(e),(f)	$404,616
Bay Pond Partners, L.P.	Global	5,000,000		5,618,867	6.90		11/1/2024	Quarterly	45 days	3/31/2025	(e)	$1,404,717
Crake Global US Feeder L.P.	Global Markets	3,712,164		7,286,122	8.95		10/1/2019	Monthly	45 days	3/31/2025		$7,286,122
Jericho Capital Partners L.P.	US/Canada	2,531,764		7,615,534	9.36		6/1/2011	Quarterly	60 days	3/31/2025		$7,615,534
Lodge Hill Fund, L.P.	US/Canada	4,000,000		4,006,340	4.92		2/1/2024	Quarterly	45 days	3/31/2025	(g)	$3,015,874
Point72 Capital, L.P.	Global	4,742,461		8,361,068	10.27		6/1/2018	Quarterly	45 days	3/31/2025	(e)	$2,090,267
Point72 Turion Onshore, L.P.	US/Canada	3,330,000		3,025,336	3.72		2/1/2025	Quarterly	65 days	3/31/2026	(e),(h)	$756,334
Sachem Head LP	US/Canada	4,000,000		4,701,348	5.77		7/1/2024	Quarterly	65 days	3/31/2025	(e)	$1,175,337
The Thomist Fund, L.P.	US/Canada	2,500,000		3,480,870	4.28		6/1/2022	Monthly	45 days	3/31/2025		$3,480,870
TPG Public Equity Partners-A, L.P.	Global	939,646		1,502,033	1.85		9/1/2015	Quarterly	60 days	6/30/2025	(e),(i)	$1,502,033
Visium Balanced Offshore Fund, Ltd.	US/Canada	—		—	0.00		6/1/2011	N/A	N/A	N/A	(j)	N/A
WT China Fund Ltd.	Great China	1,834,251		4,906,543	6.02		3/1/2019	Monthly	45 days	4/30/2025		$4,906,543

Equity Hedged Subtotal		52,683,613		73,147,497	89.86

Multi-Strategy
Schonfeld Strategic Partners Fund LLC	Global	485,713		627,895	0.77		2/1/2022	Quarterly	45 days	6/30/2025	(i),(k)	$313,948

Multi-Strategy Subtotal		485,713		627,895	0.77

Total Investment Funds		$53,169,326	$	73,775,392	90.63	%

Cash Equivalents	Shares	Cost	Fair Value		% of Members’ Capital

UBS Select Treasury Institutional Fund, 4.19% (l)	7,174,638	$7,174,638	$	7,174,638	8.81	%

Total Cash Equivalents	7,174,638	$7,174,638	$	7,174,638	8.81	%

Total Investments and Cash Equivalents		$60,343,964	$	80,950,030	99.44	%
Other Assets less Liabilities				457,247	0.56

Members’ Capital			$	81,407,277	100.00	%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	A portion of this holding ($2,356,823) is under lock-up and is not redeemable without paying a fee.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	A portion of this holding ($1,882,160) is under lock-up and is not redeemable without paying a fee.
(g)	A portion of this holding ($990,466) is under lock-up and is not redeemable without paying a fee.
(h)	This holding is under lock-up and is not redeemable without paying a fee.
(i)	The Fund has submitted a full redemption notice to the Investment Fund, and as such, is receiving its proceeds from the Investment Fund.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2025

(j)

All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(k)	The Investment Fund is subject to an investor level gate of 12.5%.
(l)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) LLC. The rate shown is the current yield as of March 31, 2025. The audited financial statements of this entity can be found at www.sec.gov.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $73,775,392. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the equity hedged strategy (total fair value of $73,147,497) generally utilize fundamental analysis to invest in publicly traded equities through both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of March 31, 2025, the Investment Funds in the equity hedged strategy had $35,632,732 representing 49% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $8,254,785, representing 11% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investments ranges from 1-18 months at March 31, 2025. Investment Funds representing less than 1% of the value of investments in this category are held in side pockets or in liquidation; therefore, the redemption notice period is no longer effective for these investments and the liquidation of assets is uncertain.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2025

The Investment Fund in the multi-strategy strategy (total fair value of $627,895) invests in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of this Investment Fund seeks arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of March 31, 2025, the Investment Fund in the multi-strategy strategy had $627,895, representing 100% of the value of the investment in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2025.

Please refer to the December 31, 2024 financial statements for full disclosure on the Fund’s portfolio valuation methodology.